Share-Based Payments (Details 2) - Options [Member]	12 Months Ended
Dec. 31, 2022 € / shares shares
IfrsStatementLineItems [Line Items]
Number of options outstanding, beginning | shares
Weighted average Grant date fair value per share outstanding, beginning | € / shares
Options granted | shares	2,128,554
Weighted average Grant date fair value per share, granted | € / shares	€ 5.21
Options vested | shares	(461,887)
Weighted average grant date fair value per share, vested | € / shares	€ 3.31
Number of options outstanding, ending | shares	1,666,667
Weighted average Grant date fair value per share outstanding, ending | € / shares	€ 5.21